Financial Instruments (Details 3) - Recurring basis - Interest rate swap contracts - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Significant Other Observable Inputs (Level 2)
Assets
Fair value of assets	$ 138	$ 664
Liabilities
Fair value of liabilities	4,538	53,420
Fair Value
Assets
Fair value of assets	138	664
Liabilities
Fair value of liabilities	$ 4,538	$ 53,420